SUBSEQUENT EVENTS (Details) - USD ($)			2 Months Ended	6 Months Ended
	May 14, 2024	May 07, 2024	Jun. 30, 2024	Apr. 30, 2024	Apr. 30, 2023
SUBSEQUENT EVENTS
Value of shares issued for services				$ 2,270,015	$ 1,068,000
Subsequent events
SUBSEQUENT EVENTS
Reverse stock split	one-for-five
Subsequent events | Class A ordinary shares
SUBSEQUENT EVENTS
Number of shares issued for services	66,959
Reverse stock split	one-for-five
Subsequent events | Class A ordinary shares | Consulting Services Ltd
SUBSEQUENT EVENTS
Number of shares issued		694,445
Subsequent events | Class A ordinary shares | 2023 Performance Incentive Plan
SUBSEQUENT EVENTS
Value of shares issued for services			$ 548,550
Number of shares issued for services			200,000